Note 14 - Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

Note 14 - Selected Quarterly Financial Data (Unaudited)

The variance in our quarterly earnings is primarily the result of the seasonal nature of the distribution of natural gas to customers, the volatility within our wholesale services segment. During the Heating Season, natural gas usage and operating revenues are generally higher at our distribution operations and retail operations segments as more customers are connected to our distribution systems and natural gas usage is higher in periods of colder weather. However, our base operating expenses, excluding cost of goods sold, interest expense and certain incentive compensation costs, are incurred relatively uniformly over any given year. Thus, our operating results can vary significantly from quarter to quarter as a result of seasonality. The effects of seasonality on our quarterly earnings have been impacted by our Nicor merger as we have more customers within our distribution operations segment that are impacted by weather.

Our 2013 operating revenues and operating income were higher than 2012. This was primarily as a result of colder-than-normal weather in 2013 compared to significantly warmer-than-normal weather in 2012. The increases in our operating revenues and operating income in 2012 compared to 2011 are primarily the result of the Nicor merger, which closed on December 9, 2011. See Note 2 and Note 13 for the impact the Nicor merger had on our segments, financial position and results of operations. Our quarterly financial data for 2013, 2012 and 2011 are summarized below.

In millions, except per share amounts	March 31	June 30	September 30	December 31
2013
Operating revenues	$1,622	$816	$586	$1,228
Operating income	298	123	81	176
EBIT	303	130	88	174
Net income from continuing operations	163	51	27	85
Net income (loss) from discontinued operations, net of tax	1	(1)	1	4
Net income attributable to AGL Resources Inc.	153	50	27	78
Basic earnings per common share attributable to AGL Resources Inc. common shareholders	1.31	0.42	0.23	0.65
Diluted earnings per common share attributable to AGL Resources Inc. common shareholders	1.30	0.42	0.23	0.65

2012
Operating revenues	$1,320	$606	$531	$1,123
Operating income	263	95	57	195
EBIT	267	104	62	201
Net income from continuing operations	140	37	9	99
Net income (loss) from discontinued operations, net of tax	(1)	(2)	-	4
Net income attributable to AGL Resources Inc.	131	36	9	95
Basic earnings per common share attributable to AGL Resources Inc. common shareholders	1.12	0.30	0.08	0.80
Diluted earnings per common share attributable to AGL Resources Inc. common shareholders	1.12	0.30	0.08	0.80

2011
Operating revenues	$878	$375	$295	$771
Operating income	238	60	24	118
EBIT	239	62	25	121
Net income (loss) from continuing operations	134	19	(4)	37
Net income (loss) from discontinued operations, net of tax (1)	-	-	-	-
Net income (loss) attributable to AGL Resources Inc.	124	18	(3)	33
Basic earnings (loss) per common share attributable to AGL Resources Inc. common shareholders	1.60	0.23	(0.04)	0.37
Diluted earnings (loss) per common share attributable to AGL Resources Inc. common shareholders	1.59	0.23	(0.04)	0.37

(1)	The discontinued operations were acquired on December 9, 2011 as part of the Nicor merger.

Our basic and diluted earnings per common share are calculated based on the weighted daily average number of common shares and common share equivalents outstanding during the quarter. Those totals differ from the basic and diluted earnings per common share attributable to AGL Resources Inc. common shareholders shown in the Consolidated Statements of Income, which are based on the weighted average number of common shares and common share equivalents outstanding during the entire year.